Intangible Assets (10Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The following table summarizes the amortizable intangible assets:

September 30, 2015			December 31, 2014
Carrying Amount	Accumulated Amortization	Net Value	Carrying Amount	Accumulated Amortization	Net Value
$6,745	$(6,072)	$673	$6,745	$(5,812)	$933
Intangible assets, net consists of the following at December 31:
	Weighted Average Amortization Period (Years)	2014	2013
Technology	3	6,745	6,745
Less accumulated amortization		(5,812)	(5,455)
		$933	$1,290